Annual Fund Operating Expenses - Mischler Financial Group - BlackRock Liquid Environmentally Aware Fund - Mischler Financial Group Shares	Nov. 27, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.23%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.20%	[2]

[1]	Miscellaneous Other Expenses are based on estimated amounts for the current fiscal year.
[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 24, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.00% of average daily net assets through November 30, 2031. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.